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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21425


                   	   Pioneer Series Trust I
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

        Pioneer Growth Fund
        Schedule of Investments  8/31/2009 (unaudited)

Shares                                                           Value
        COMMON STOCKS - 99.5 %
        Energy - 6.2 %
        Integrated Oil & Gas - 4.0 %
28,400  Chevron Corp.                                         $1,986,296
82,000  Exxon Mobil Corp.                                      5,670,300
16,600  Occidental Petroleum Corp.                             1,213,460
                                                              $8,870,056
        Oil & Gas Equipment & Services - 2.2 %
132,100 National-Oilwell Varco, Inc. *                        $4,801,835
        Total Energy                                          $13,671,891
        Materials - 7.4 %
        Fertilizers & Agricultural Chemicals - 1.8 %
46,900  Monsanto Co.                                          $3,933,972
        Gold - 2.3 %
128,000 Newmont Mining Corp.                                  $5,144,320
        Industrial Gases - 3.3 %
96,800  Praxair, Inc.                                         $7,416,816
        Total Materials                                       $16,495,108
        Capital Goods - 7.1 %
        Aerospace & Defense - 4.3 %
77,600  Northrop Grumman Corp. *                              $3,787,656
98,400  United Technologies Corp.                              5,841,024
                                                              $9,628,680
        Industrial Conglomerates - 2.8 %
85,400  3M Co.                                                $6,157,340
        Total Capital Goods                                   $15,786,020
        Transportation - 2.0 %
        Air Freight & Couriers - 2.0 %
84,200  United Parcel Service                                 $4,501,332
        Total Transportation                                  $4,501,332
        Media - 1.0 %
        Movies & Entertainment - 1.0 %
91,800  Viacom, Inc. (Class B) *                              $2,298,672
        Total Media                                           $2,298,672
        Retailing - 5.0 %
        Apparel Retail - 3.9 %
182,200 Ross Stores, Inc.                                     $8,497,808
        General Merchandise Stores - 1.1 %
53,500  Target Corp.                                          $2,514,500
        Total Retailing                                       $11,012,308
        Food & Drug Retailing - 4.9 %
        Drug Retail - 4.9 %
292,800 CVS/Caremark Corp.                                    $10,985,856
        Total Food & Drug Retailing                           $10,985,856
        Food, Beverage & Tobacco - 6.0 %
        Soft Drinks - 6.0 %
140,700 Coca-Cola Co.                                         $6,861,939
113,600 PepsiCo, Inc.                                          6,437,712
                                                              $13,299,651
        Total Food, Beverage & Tobacco                        $13,299,651
        Household & Personal Products - 1.1 %
        Household Products - 1.1 %
32,400  Colgate-Palmolive Co.                                 $2,355,480
        Total Household & Personal Products                   $2,355,480
        Health Care Equipment & Services - 6.0 %
        Health Care Equipment - 6.0 %
101,900 Baxter International, Inc.                            $5,800,148
43,000  Covidien, Ltd.                                         1,701,510
15,700  Edwards Lifesciences Group *                            971,516
123,100 Medtronic, Inc. *                                      4,714,730
                                                              $13,187,904
        Total Health Care Equipment & Services                $13,187,904
        Pharmaceuticals & Biotechnology - 12.2 %
        Biotechnology - 2.4 %
117,400 Gilead Sciences, Inc. *                               $5,290,044
        Life Sciences Tools & Services - 4.0 %
193,800 Thermo Fisher Scientific, Inc. *                      $8,761,698
        Pharmaceuticals - 5.8 %
246,200 Bristol-Myers Squibb Co.                              $5,448,406
35,900  Johnson & Johnson                                      2,169,796
102,000 Teva Pharmaceutical Industries, Ltd. (A.D.R.)          5,253,000
                                                              $12,871,202
        Total Pharmaceuticals & Biotechnology                 $26,922,944
        Diversified Financials - 1.6 %
        Specialized Finance - 1.6 %
37,100  IntercontinentalExchange, Inc. *                      $3,479,980
        Total Diversified Financials                          $3,479,980
        Insurance - 4.4 %
        Property & Casualty Insurance - 4.4 %
2,150   Berkshire Hathaway, Inc. (Class B) *                  $7,064,900
163,000 Progressive Corp. *                                    2,692,760
                                                              $9,757,660
        Total Insurance                                       $9,757,660
        Software & Services - 16.5 %
        Data Processing & Outsourced Services - 5.6 %
240,700 Western Union Co.                                     $4,342,228
40,100  MasterCard, Inc.                                       8,125,463
                                                              $12,467,691
        Internet Software & Services - 4.0 %
19,400  Google, Inc. *                                        $8,956,398
        Systems Software - 6.9 %
352,700 Microsoft Corp.                                       $8,694,055
297,100 Oracle Corp.                                           6,497,577
                                                              $15,191,632
        Total Software & Services                             $36,615,721
        Technology Hardware & Equipment - 13.9 %
        Communications Equipment - 6.7 %
397,400 Cisco Systems, Inc. *                                 $8,583,840
133,100 Qualcomm, Inc.                                         6,178,502
                                                              $14,762,342
        Computer Hardware - 7.2 %
57,600  Apple, Inc. *                                         $9,688,896
139,100 Hewlett-Packard Co.                                    6,244,199
                                                              $15,933,095
        Total Technology Hardware & Equipment                 $30,695,437
        Semiconductors - 4.2 %
        Semiconductors - 4.2 %
317,700 Intel Corp.                                           $6,455,664
113,800 Texas Instruments, Inc.                                2,798,342
                                                              $9,254,006
        Total Semiconductors                                  $9,254,006
        TOTAL COMMON STOCKS                                  $220,319,970
        (Cost  $188,927,057)
        TOTAL INVESTMENT IN SECURITIES - 99.5 %              $220,319,970
        (Cost  $188,927,057)(a)
        OTHER ASSETS AND LIABILITIES - 0.5 %                 $1,100,430
        TOTAL NET ASSETS - 100.0 %                           $221,420,400

    *   Non-income producing security.

(A.D.R.)American Depositary Receipt

(a) At August 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $188,927,057 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost             $43,329,103

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value             (11,936,190)

        Net unrealized gain                                   $31,392,913

        Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
        Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
        Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

        The following is a summary of the inputs used as of August 31, 2009, in valuing the Fund's assets:

                          Level 1     Level 2      Level 3     Total
Common Stocks         $ 220,319,970     $0          $0      $ 220,319,970
Total                 $ 220,319,970     $0          $0      $ 220,319,970


        Pioneer Intermediate Tax Free Income
        Schedule of Investments  8/31/2009 (unaudited)

Shares                                                         Value
        MUNICIPAL BONDS - 96.7 %
        Alabama - 16.2 %
500,000 Alabama Public School & College Authority, 5.0%, 12/1$559,395 500,000 Alabama Water Pollution Control Authority, 4.75%, 8/1 505,395
500,000 City of Tuscaloosa, 4.5%, 2/15/13                     533,090
500,000 Huntsville Health Care Authority, 4.7%, 6/1/12        518,740
500,000 Limestone County Water & Sewer Authority, 4.7%, 12/1/ 504,270 500,000 Scottsboro Waterworks Sewer & Gas Board, 4.4%, 8/1/12 500,890
250,000 Southeast Alabama Gas District, 5.25%, 6/1/11         264,133
                                                             $3,385,913
        Arkansas - 3.9 %
250,000 Arkansas State Development Finance Authority, 4.0%, 1$263,273
500,000 City of Little Rock, 4.0%, 4/1/14                     540,160
                                                             $803,433
        Connecticut - 0.8 %
155,000 Wilton Connecticut, 4.0%, 1/15/11                    $161,986
                                                             $161,986
        Florida - 5.2 %
750,000 County of Broward Florida, 5.0%, 1/1/12              $811,035
250,000 State of Florida, 5.0%, 7/1/16                        272,958
                                                             $1,083,993
        Georgia - 2.6 %
500,000 Gwinnett County Water & Sewerage Authority, 4.0%, 8/1$551,360
                                                             $551,360
        Illinois - 2.6 %
500,000 Illinois Health Facilities Authority, 6.125%, 11/15/2$533,420
                                                             $533,420
        Indiana - 5.5 %
500,000 Indiana State Office Building Commission, 5.25%, 7/1/$559,490 500,000 Indianapolis Local Public Improvement Board Revenue, 579,220
                                                             $1,138,710
        Kansas - 1.5 %
300,000 Kansas Development Finance Authority, 5.0%, 6/1/11   $320,382
                                                             $320,382
        Massachusetts - 2.7 %
550,000 Massachusetts Development Finance Agency, 5.15%, 10/1$560,565
                                                             $560,565
        Maryland - 2.8 %
500,000 State of Maryland, 5.5%, 7/15/13                     $575,830
                                                             $575,830
        Missouri - 6.4 %
500,000 Missouri State Environmental Improvement & Energy Res$541,710 750,000 Missouri State Highways & Transit Commission, 5.625%, 801,863
                                                             $1,343,573
        North Carolina - 12.0 %
325,000 City of Charlotte North Carolina, 5.0%, 8/1/10       $337,895
500,000 City of Greensboro, 4.0%, 2/1/13                      543,920
750,000 County of Wake North Carolina, 4.0%, 4/1/13           818,460
500,000 Mecklenburg County North Carolina, 4.0%, 2/1/15       541,845
250,000 North Carolina Infrastructure Finance Corp., 5.0%, 10 270,078
                                                             $2,512,198
        South Carolina - 7.6 %
500,000 South Carolina State Public Service Authority, 5.0%, $540,120 500,000 South Carolina State Public Service Authority, 5.0%, 525,195
500,000 State of South Carolina, 4.0%, 1/1/14                 530,405
                                                             $1,595,720
        Texas - 21.0 %
500,000 City of Dallas Texas, 4.125%, 4/1/13                 $544,705
500,000 City of Denton Texas, 5.125%, 12/1/18                 537,735
500,000 City of Fort Worth, 4.0%, 3/1/13                      537,505
500,000 City of San Antonio, 5.25%, 2/1/10                    510,195
85,000  Lower Colorado River Authority, 5.25%, 5/15/21         96,350
915,000 Lower Colorado River Authority, 5.25%, 5/15/21        948,671
275,000 State of Texas, 5.0%, 10/1/17                         299,002
500,000 Tomball Texas, 4.5%, 2/15/11                          521,445
350,000 University of Texas, 5.25%, 8/15/13                   398,846
                                                             $4,394,454
        Virginia - 5.9 %
500,000 Virginia Commonwealth Transportation Board, 5.0%, 5/1$551,240
500,000 Virginia Public School Authority, 5.0%, 8/1/15        538,180
140,000 Virginia Resources Authority, 5.0%, 5/1/20            144,302
                                                             $1,233,722
        TOTAL MUNICIPAL BONDS                                $20,195,259
        (Cost  $19,389,622)
        TOTAL INVESTMENT IN SECURITIES - 96.7 %              $20,195,259
        (Cost  $19,389,622)(a)
        OTHER ASSETS AND LIABILITIES - 3.3 %                 $690,149
        TOTAL NET ASSETS - 100.0 %                           $20,885,408

(a) At August 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $19,389,622 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost            $836,485

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value             (30,848)

        Net unrealized gain                                  $805,637

        Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
        Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
        Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

        The following is a summary of the inputs used as of August 31, 2009, in valuing the Fund's assets:

                              Level 1    Level 2     Level 3    Total
Municipal Bonds                $ 0     $20,195,259     $0    $ 20,195,259
Total                          $ 0     $20,195,259     $0    $ 20,195,259

           Pioneer Oakridge Large Cap Growth Fund
           Schedule of Investments  8/31/2009 (unaudited)

Shares                                                                 Value
           COMMON STOCKS - 96.3 %
           Energy - 7.5 %
           Oil & Gas Drilling - 1.4 %
34,915     Transocean, Ltd. *                                       $2,647,954
           Oil & Gas Equipment & Services - 2.1 %
69,990     Schlumberger, Ltd.                                       $3,933,438
           Oil & Gas Exploration & Production - 4.0 %
85,920     Petrohawk Energy Corp. *                                 $1,849,858
78,245     Southwestern Energy Co. *                                 2,884,111
75,503     XTO Energy, Inc.                                          2,914,416
                                                                    $7,648,385
           Total Energy                                             $14,229,777
           Materials - 4.7 %
           Fertilizers & Agricultural Chemicals - 0.8 %
18,820     Monsanto Co.                                             $1,578,622
           Industrial Gases - 2.0 %
48,370     Praxair, Inc.                                            $3,706,109
           Specialty Chemicals - 1.9 %
86,415     Ecolab, Inc.                                             $3,654,490
           Total Materials                                          $8,939,221
           Capital Goods - 8.1 %
           Aerospace & Defense - 6.0 %
32,435     Precision Castparts Corp.                                $2,960,667
93,180     Raytheon Co.                                              4,396,232
65,955     United Technologies Corp.                                 3,915,089
                                                                    $11,271,988
           Industrial Machinery - 2.1 %
64,380     Danaher Corp.                                            $3,908,510
           Total Capital Goods                                      $15,180,498
           Commercial Services & Supplies - 1.4 %
           Diversified Support Services - 1.4 %
87,157     Iron Mountain, Inc. * (b)                                $2,552,829
           Total Commercial Services & Supplies                     $2,552,829
           Automobiles & Components - 1.6 %
           Auto Parts & Equipment - 1.6 %
123,560    Johnson Controls, Inc.                                   $3,060,581
           Total Automobiles & Components                           $3,060,581
           Retailing - 7.8 %
           Automotive Retail - 1.8 %
89,250     O'Reilly Automotive, Inc. * (b)                          $3,416,490
           Computer & Electronics Retail - 1.6 %
84,235     Best Buy Co., Inc. (b)                                   $3,056,046
           General Merchandise Stores - 2.0 %
81,055     Target Corp.                                             $3,809,585
           Specialty Stores - 2.4 %
203,867    Staples, Inc. (b)                                        $4,405,566
           Total Retailing                                          $14,687,687
           Food & Drug Retailing - 1.3 %
           Food Retail - 1.3 %
113,900    Kroger Co.                                               $2,459,101
           Total Food & Drug Retailing                              $2,459,101
           Food, Beverage & Tobacco - 4.4 %
           Packaged Foods & Meats - 2.0 %
79,000     Kellogg Co.                                              $3,720,110
           Soft Drinks - 2.4 %
80,143     PepsiCo, Inc.                                            $4,541,704
           Total Food, Beverage & Tobacco                           $8,261,814
           Household & Personal Products - 2.7 %
           Household Products - 2.7 %
95,493     Procter & Gamble Co. *                                   $5,167,126
           Total Household & Personal Products                      $5,167,126
           Health Care Equipment & Services - 8.1 %
           Health Care Distributors - 2.2 %
77,170     Henry Schein, Inc. *                                     $4,088,467
           Health Care Equipment - 3.4 %
52,165     Becton, Dickinson & Co.                                  $3,631,727
69,085     Stryker Corp.                                             2,864,264
                                                                    $6,495,991
           Health Care Services - 2.5 %
65,870     Express Scripts, Inc. *                                  $4,757,131
           Total Health Care Equipment & Services                   $15,341,589
           Pharmaceuticals & Biotechnology - 10.6 %
           Biotechnology - 3.9 %
66,435     Celgene Corp. *                                          $3,465,914
88,315     Gilead Sciences, Inc. * (b)                               3,979,474
                                                                    $7,445,388
           Life Sciences Tools & Services - 2.3 %
95,080     Thermo Fisher Scientific, Inc. *                         $4,298,567
           Pharmaceuticals - 4.4 %
95,250     Abbott Laboratories                                      $4,308,158
69,825     Allergan, Inc.                                            3,904,614
                                                                    $8,212,772
           Total Pharmaceuticals & Biotechnology                    $19,956,727
           Diversified Financials - 4.7 %
           Asset Management & Custody Banks - 1.1 %
100,660    Invesco, Ltd.                                            $2,088,695
           Investment Banking & Brokerage - 1.3 %
138,385    Charles Schwab Corp. (b)                                 $2,499,233
           Specialized Finance - 2.3 %
4,780      CME Group, Inc. (b)                                      $1,391,171
31,030     IntercontinentalExchange, Inc. * (b)                      2,910,614
                                                                    $4,301,785
           Total Diversified Financials                             $8,889,713
           Software & Services - 12.3 %
           Application Software - 4.0 %
116,295    Adobe Systems, Inc. *                                    $3,653,987
80,145     Sap AG (A.D.R.) (b)                                       3,907,870
                                                                    $7,561,857
           Data Processing & Outsourced Services - 2.6 %
67,180     Visa, Inc. (b)                                           $4,776,498
           Internet Software & Services - 3.4 %
13,945     Google, Inc. *                                           $6,437,988
           Systems Software - 2.3 %
177,620    Microsoft Corp.                                          $4,378,333
           Total Software & Services                                $23,154,676
           Technology Hardware & Equipment - 16.8 %
           Communications Equipment - 7.1 %
277,905    Cisco Systems, Inc. *                                    $6,002,748
159,710    Qualcomm, Inc. (b)                                        7,413,738
                                                                    $13,416,486
           Computer Hardware - 8.7 %
35,325     Apple, Inc. *                                            $5,942,018
102,670    Hewlett-Packard Co.                                       4,608,856
49,110     IBM Corp. *                                               5,797,436
                                                                    $16,348,310
           Electronic Components - 1.0 %
53,980     Amphenol Corp.                                           $1,887,141
           Total Technology Hardware & Equipment                    $31,651,937
           Semiconductors - 4.3 %
           Semiconductors - 4.3 %
209,555    Intel Corp.                                              $4,258,158
157,315    Texas Instruments, Inc.                                   3,868,376
                                                                    $8,126,534
           Total Semiconductors                                     $8,126,534
           TOTAL COMMON STOCKS                                    $181,659,810
           (Cost  $176,555,041)
Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 17.3 %
           Repurchase Agreements - 3.1 %
2,875,000  BNP Paribas, 0.22%, dated 8/31/09, repurchase price of $2,875,000 plus accrued interest on 9/1/09 collateralized by the following:

           $613,592 Freddie Mac Giant, 4.5 - 7.5%, 5/1/21-7/1/39
           $2,318,908 Federal National Mortgage Association.,
               4.5-7.0%, 5/1/13-5/1/48                             $2,875,000

2,875,000  JPMorgan, 0.20%, dated 8/31/09, repurchase price of
           $2,875,000 plus accrued interest on 9/1/09 collateralized
           by $2,919,753 Freddie Mac Giant, 4.5-8.0%, 9/1/11-3/1/48 2,875,000
                                                                   $5,750,000
           Securities Lending Collateral  - 14.2 % (c)
           Certificates of Deposit:
1,148,197  Bank of Nova Scotia 0.25%, 11/17/09                      $1,148,197
1,211,986  BNP Paribas NY, 0.3%, 11/17/09                            1,211,986
1,275,350  Cafco, 0.40%, 10/1/09                                     1,275,350
892,963    Ciesco, 0.40%, 9/9/09                                      892,963
382,441    Ciesco, 0.33%, 11/23/09                                    382,441
1,275,491  Kithaw, 0.40%, 9/21/09                                    1,275,491
956,560    Char FD, 0.30%, 10/5/09                                    956,560
318,807    Char FD, 0.28%, 10/26/09                                   318,807
803,284    Old LLC, 0.30%, 10/16/09                                   803,284
510,608    Old LLC, 0.32%, 10/15/09                                   510,608
853,201    TB LLC, 0.24%, 9/3/09                                      853,201
1,275,775  Societe Generale, 1.06%, 9/4/09                           1,275,775
                                                                    $10,904,663
           Commercial Paper:
956,909    GE, 0.59%, 9/18/09                                         956,909
257,694    GE, 0.32%, 10/26/09                                        257,694
1,274,994  BBVA London, 0.29%, 11/6/09                               1,274,994
764,782    CBA Financial, 0.27%, 12/29/09                             764,782
764,795    HND AF, 0.30%, 12/15/09                                    764,795
1,147,300  NABPP, 0.2%, 12/7/09                                      1,147,300
318,944    IBM, 0.63%, 9/25/09                                        318,944
1,148,197  New York Life Global, 0.75%, 9/4/09                       1,148,197
                                                                    $6,633,615
           Tri-party Repurchase Agreements:
3,827,325  Deutsche Bank, 0.19%, 8/3/09                             $3,827,325
4,284,716  Barclays Capital Markets, 0.19%, 8/3/09                   4,284,716
                                                                    $8,112,041
Shares
           Money Market Mutual Fund:
637,887    Fidelity Prime Money Market Fund                         $ 637,887
510,310    Dreyfus Prefferred Money Market Fund                       510,310
                                                                    $1,148,197
           Total Securities Lending Collateral                      $26,798,516
           TOTAL TEMPORARY CASH INVESTMENTS                         $32,548,516
           (Cost  $32,548,516)
           TOTAL INVESTMENT IN SECURITIES - 113.6 %                $214,208,326
           (Cost  $209,103,557)(a)
           OTHER ASSETS AND LIABILITIES - (13.6) %                 $(25,618,280)
           TOTAL NET ASSETS - 100.0 %                              $188,590,046

*          Non-income producing security.

(A.D.R.)   American Depositary Receipt.

(a) At August 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $209,923,420 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost               $34,821,387

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value               (30,536,481)

           Net unrealized gain                                      $4,284,906

(b)        At August 31, 2009, the following security was out on loan:

Shares                             Security                            Value
83,300     Best Buy Co., Inc.                                       $3,022,124
79,000     Charles Schwab Corp.                                      1,426,740
1,400      CME Group, Inc.                                            407,456
57,600     Gilead Sciences, Inc. *                                   2,595,456
23,400     IntercontinentalExchange, Inc. *                          2,194,920
85,100     Iron Mountain, Inc. *                                     2,491,579
34,208     O'Reilly Automotive, Inc. *                               1,309,482
75,000     Qualcomm, Inc.                                            3,481,500
78,700     Sap AG (A.D.R.)                                           3,837,412
108,800    Staples, Inc.                                             2,351,168
39,600     Visa, Inc.                                                2,815,560
           Total                                                    $25,933,397

(c)      Securities lending collateral is managed by Credit Suisse, New York
Branch.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of August 31, 2009, in valuing the Fund's assets:

                                 Level 1      Level 2    Level 3     Total
Common Stocks                  $181,659,810      $0        $0    $181,659,810
Temporary Cash Investments        1,148,197   31,400,319    0      32,548,516
Total                          $182,808,007  $31,400,319   $0    $214,208,326

Pioneer Oakridge Small Cap Growth Fund
Schedule of Investments  8/31/09

Shares                                                              Value

           Common Stock - 96.9 %
           Energy - 6.0 %
           Oil & Gas Exploration & Production - 6.0 %
248,500    Concho Resources, Inc. *                              $8,098,615
302,815    Petrohawk Energy Corp. *                               6,519,607
574,500    Sandridge Energy, Inc. *                               7,008,900
                                                                 $21,627,122
           Total Energy                                          $21,627,122
           Materials - 2.2 %
           Industrial Gases - 2.2 %
168,600    Airgas, Inc.                                          $7,839,900
           Total Materials                                       $7,839,900
           Capital Goods - 14.3 %
           Aerospace & Defense - 5.9 %
250,040    AAR Corp. * (b)                                       $4,253,180
195,920    Moog, Inc. *                                           5,677,762
357,150    Orbital Sciences Corp. * (b)                           5,282,249
236,860    Stanley, Inc. *                                        6,075,459
                                                                 $21,288,650
           Construction & Engineering - 1.8 %
287,960    Quanta Services, Inc. *                               $6,369,675
           Industrial Machinery - 6.6 %
108,750    Altra Holdings, Inc. *                                $1,044,000
175,200    China Fire & Security Group * (b)                      2,684,064
5,000      Colfax Corp. *                                           53,000
227,892    Idex Corp. (b)                                         6,025,464
129,704    The Middleby Corp. * (b)                               6,120,732
93,900     Valmont Industries, Inc. (b)                           7,730,787
                                                                 $23,658,047
           Total Capital Goods                                   $51,316,372
           Commercial Services & Supplies - 2.1 %
           Environmental & Facilities Services - 2.1 %
277,545    Waste Connections, Inc. *                             $7,590,856
           Total Commercial Services & Supplies                  $7,590,856
           Transportation - 1.8 %
           Trucking - 1.8 %
382,695    Knight Transportation, Inc. (b)                       $6,310,641
           Total Transportation                                  $6,310,641
           Consumer Durables & Apparel - 8.3 %
           Apparel, Accessories & Luxury Goods - 3.5 %
101,215    Fuqi International, Inc. * (b)                        $2,624,505
433,080    True Religion Apparel, Inc. * (b)                      9,800,600
                                                                 $12,425,105
           Footwear - 4.8 %
463,870    Iconix Brand Group, Inc. * (b)                        $7,969,287
378,825    Wolverine World Wide, Inc.                             9,436,531
                                                                 $17,405,818
           Total Consumer Durables & Apparel                     $29,830,923
           Consumer Services - 3.2 %
           Casinos & Gaming - 3.2 %
269,800    WMS Industries, Inc. * (b)                            $11,420,634
           Total Consumer Services                               $11,420,634
           Retailing - 2.1 %
           Distributors - 2.1 %
439,960    LKQ Corp. *                                           $7,637,706
           Total Retailing                                       $7,637,706
           Household & Personal Products - 6.7 %
           Household Products - 2.9 %
179,762    Church & Dwight Co, Inc.                              $10,269,803
           Personal Products - 3.8 %
231,700    Alberto-Culver Co. (Class B) (b)                      $6,114,563
123,500    Chattem, Inc. * (b)                                    7,563,140
                                                                 $13,677,703
           Total Household & Personal Products                   $23,947,506
           Health Care Equipment & Services - 17.2 %
           Health Care Distributors - 1.9 %
178,535    MWI Veterinary Supply, Inc. * (b)                     $6,643,287
           Health Care Equipment - 9.3 %
193,600    IDEXX Laboratories, Inc. * (b)                        $9,827,136
167,900    Integra LifeSciences Holdings Corp. * (b)              5,673,341
89,700     NuVasive, Inc. * (b)                                   3,594,279
182,900    ResMed, Inc. * (b)                                     8,396,939
225,000    Sirona Dental Systems, Inc. *                          5,949,000
                                                                 $33,440,695
           Health Care Services - 4.2 %
293,358    Catalyst Health Solutions, Inc. *                     $8,378,304
175,200    HMS Holdings Corp *                                    6,589,272
                                                                 $14,967,576
           Health Care Supplies - 1.8 %
122,105    Haemonetics Corp. *                                   $6,427,607
           Total Health Care Equipment & Services                $61,479,165
           Pharmaceuticals & Biotechnology - 6.0 %
           Life Sciences Tools & Services - 6.0 %
137,700    Covance, Inc. *                                       $7,311,870
377,204    Qiagen NV * (b)                                        7,751,542
105,200    Techne Corp.                                           6,487,684
                                                                 $21,551,096
           Total Pharmaceuticals & Biotechnology                 $21,551,096
           Diversified Financials - 5.6 %
           Asset Management & Custody Banks - 1.5 %
83,500     Affiliated Managers Group,Inc. * (b)                  $5,455,055
           Investment Banking & Brokerage - 2.2 %
142,000    Stiffel Financial Corp * (b)                          $7,994,600
           Specialized Finance - 1.9 %
152,400    Portfolio Recovery Associates, Inc. * (b)             $6,693,408
           Total Diversified Financials                          $20,143,063
           Insurance - 2.8 %
           Property & Casualty Insurance - 2.8 %
100,855    ProAssurance Corp. *                                  $5,294,888
194,700    Tower Group, Inc. (b)                                  4,670,853
                                                                 $9,965,741
           Total Insurance                                       $9,965,741
           Software & Services - 14.2 %
           Application Software - 8.3 %
409,060    Ansys, Inc. *                                         $14,374,368
478,300    Informatica Corp. *                                    8,575,919
251,100    Solera Holdings, Inc.                                  6,613,974
                                                                 $29,564,261
           Data Processing & Outsourced Services - 3.7 %
134,050    Syntel, Inc. (b)                                      $5,371,384
252,710    Wright Express Corp. *                                 7,965,419
                                                                 $13,336,803
           Systems Software - 2.2 %
281,470    Micros Systems Inc. *                                 $7,844,569
           Total Software & Services                             $50,745,633
           Semiconductors - 4.4 %
245,109    Diodes, Inc. * (b)                                    $4,968,358
222,142    Hittite Microwave Corp. *                              7,646,128
225,360    Microsemi Corp. * (b)                                  3,179,830
                                                                 $15,794,316
           Total Semiconductors                                  $15,794,316
           TOTAL COMMON STOCKS
           (Cost  $306,154,060)                                  $347,200,674

           Temporary Cash Investments - 4.6 %
           Repurchase Agreements - 4.6 %
3,295,000  Bank of America, 0.22%, dated 8/31/09, repurchase price of $3,295,000 plus accrued interest on 9/1/09 collateralized by the following:

           $1,179,954 Federal National Mortgage Association, 5.5%, 1/1/38 $2,180,946 Federal Home Loan Mortgage Corp., 4.812%, $3,295,000

3,295,000  Barclays Plc, 0.17%, dated 9/30/09, repurchase price o
           $5,000,000 plus accrued interest on 10/1/09 collateralized by the following:

           $2,624,014 Government National Mortgage
              Association I , 4.5-7.0%, 9/15/23-6/15/39
           $603,192 Government National Mortgage
              Association (ARM), 5.0-6.5%, 9/20/23-5/20/39
           $133,694 Government National Mortgage                  3,295,000
              Association , 4.5-4.625%, 8/20/34-9/20/38

3,295,000  BNP Paribas, 0.22%, dated 8/31/09, repurchase price of $3,295,000 plus accrued interest on 9/1/09 collateralized by the following:

           $703,229 Freddie Mac Giant, 4.5 - 7.5%, 5/1/21-7/1/39
           $2,675,671 Federal National Mortgage                   3,295,000
              Association., 4.5-7.0%, 5/1/13-5/1/48

3,295,000  Deutsche Bank, 0.21%, dated 8/31/09, repurchase price of $3,295,000 plus accrued interest on 9/1/09 collateralized by the following:

           $770,611 Freddie Mac Giant, 5.0 - 7.0%, 10/1/35 - 5/1/39
           $1,624,963 Federal National Mortgage
              Association., 5.0 - 7.0%, 4/1/23 - 10/1/38
           $72,180 Government National Mortgage
              Association I, 7.0%, 9/15/36
           $302,493 Federal National Mortgage
              Association (ARM), 4.061 - 6.13%, 12/1/33 - 7/1/36
           $572,652 Federal Home Loan Mortgage Corp.,
           4.301 - 6.031%, 9/1/33 - 3/1/37                        3,295,000

3,295,000  JPMorgan, 0.20%, dated 8/31/09, repurchase price of
           $3,295,000 plus accrued interest on 9/1/09 collateralized
           by $3,346,291 Freddie Mac Giant, 4.5-8.0%, 9/1/11-3    3,295,000
           Total Repurchase Agreements                           $16,475,000

           Securities Lending Collateral  - 20.9% (c)
           Certificates of Deposit:
3,203,803  Bank of Nova Scotia, 0.25%, 11/17/09                  $3,203,803
3,381,792  BNP Paribas NY, 0.3%, 11/17/09                         3,381,792
3,558,594  Cafco, 0.40%, 10/1/09                                  3,558,594
2,491,625  Ciesco, 0.40%, 9/9/09                                  2,491,625
1,067,122  Ciesco, 0.33%, 11/23/09                                1,067,122
3,558,990  Kithaw, 0.40%, 9/21/09                                 3,558,990
2,669,079  Char FD, 0.30%, 10/5/09                                2,669,079
889,564    Char FD, 0.28%, 10/26/09                                889,564
2,241,394  Old LLC, 0.30%, 10/16/09                               2,241,394
1,424,743  Old LLC, 0.32%, 10/15/09                               1,424,743
2,380,678  TB LLC, 0.24%, 9/3/09                                  2,380,678
3,559,781  Societe Generale, 1.06%, 9/4/09                        3,559,781
                                                                 $30,427,165
           Commercial Paper:
2,670,048  GE, 0.59%, 9/18/09                                    $2,670,048
719,041    GE, 0.32%, 10/26/09                                     719,041
3,557,601  BBVA London, 0.29%, 11/6/09                            3,557,601
2,133,962  CBA Financial, 0.27%, 12/29/09                         2,133,962
2,133,999  HND AF, 0.30%, 12/15/09                                2,133,999
3,201,299  NABPP, 0.2%, 12/7/09                                   3,201,299
889,945    IBM, 0.63%, 9/25/09                                     889,945
3,203,803  New York Life Global, 0.75%, 9/4/09                    3,203,803
                                                                 $18,509,698
           Tri-party Repurchase Agreements:
10,679,342 Deutsche Bank, 0.19%, 8/3/09                          $10,679,342
11,955,594 Barclays Capital Markets, 0.19%, 8/3/09                11,955,594
                                                                 $22,634,936
Shares
           Money Market Mutual Fund:
1,779,890  Fidelity Prime Money Market Fund                      $1,779,890
1,423,912  Dreyfus Preferred Money Market Fund                    1,423,911
                                                                 $3,203,801
           Total Securities Lending Collateral                   $74,775,600
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $91,250,600)                                   $91,250,600

           TOTAL INVESTMENT IN SECURITIES - 122.3%
           (Cost  $397,404,660)                                  $438,451,274

           OTHER ASSETS AND LIABILITIES - (22.3)%                $(80,022,584)

           TOTAL NET ASSETS - 100.0%                             $358,428,690

*          Non-income producing security.

(A.D.R.)   American Depositary Receipt.

(a) At August 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $397,404,660 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost             $66,084,975

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value             (25,038,361)

           Net unrealized gain                                   $41,046,614

(b)        At August 31, 2009, the following securities were out on loan:

Shares                            Security                          Value
10,600     AAR Corp. *                                           $ 180,306
15,500     Affiliated Managers Group,Inc. *                       1,012,615
46,000     Alberto-Culver Co. (Class B)                           1,213,940
117,400    Chattem, Inc. *                                        7,189,576
80,900     China Fire & Security Group *                          1,239,388
209,800    Diodes, Inc. *                                         4,252,645
83,200     Fuqi International, Inc. *                             2,157,376
375,100    Iconix Brand Group, Inc. *                             6,444,218
115,100    Idex Corp.                                             3,043,244
179,300    IDEXX Laboratories, Inc. *                             9,101,268
28,300     Integra LifeSciences Holdings Corp. *                   956,257
247,000    Knight Transportation, Inc.                            4,073,030
20,500     Microsemi Corp. *                                       289,255
50,000     The Middleby Corp. *                                   2,359,500
10,800     MWI Veterinary Supply, Inc. *                           401,868
85,800     NuVasive, Inc. *                                       3,438,006
4,500      Orbital Sciences Corp. *                                66,555
45,800     Portfolio Recovery Associates, Inc. *                  2,011,536
66,600     Qiagen NV *                                            1,368,630
35,900     ResMed, Inc. *                                         1,648,169
25,200     Stiffel Financial Corp *                               1,418,760
70,400     Syntel, Inc.                                           2,820,928
11,900     Tower Group, Inc.                                       285,481
349,100    True Religion Apparel, Inc. *                          7,900,133
800        Valmont Industries, Inc.                                65,864
112,500    WMS Industries, Inc. *                                 4,762,125
           Total                                                 $69,700,673

(c)      Securities lending collateral is managed by Credit Suisse, New York
Branch.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of August 31, 2009, in valuing the Fund's assets:

                                   Level 1     Level 2    Level 3     Total
Common Stocks                    $347,200,674   $0          $0   $347,200,674
Temporary Cash Investments        3,203,801    88,046,799   0     91,250,600
Total                            $350,404,475  $88,046,799  $0   $438,451,274

          Pioneer Select Mid Cap Growth Fund
          Schedule of Investments  8/31/2009 (unaudited)

Shares                                                             Value
          COMMON STOCKS - 98.8 %
          Energy - 7.0 %
          Coal & Consumable Fuels - 2.2 %
75,000    Arch Coal, Inc.                                       $1,299,000
12,700    Consol Energy, Inc.                                     475,107
11,400    Peabody Energy Corp.                                    372,552
26,000    Walter Energy, Inc.                                    1,349,660
                                                                $3,496,319
          Oil & Gas Drilling - 0.4 %
18,600    ENSCO International, Inc.                             $ 686,340
          Oil & Gas Equipment & Services - 1.1 %
50,000    Exterran Holdings, Inc. *                             $ 901,500
39,200    Weatherford International, Inc. *                       782,040
                                                                $1,683,540
          Oil & Gas Exploration & Production - 3.3 %
20,500    Newfield Exploration Co. *                            $ 793,145
24,000    Noble Affiliates, Inc.                                 1,451,040
22,300    Range Resources Corp.                                  1,078,651
73,200    Sandridge Energy, Inc. *                                893,040
26,100    Southwestern Energy Co. *                               962,046
                                                                $5,177,922
          Total Energy                                          $11,044,121
          Materials - 5.4 %
          Diversified Chemical - 2.1 %
41,000    FMC Corp.                                             $1,955,700
108,500   Solutia, Inc. *                                        1,326,955
                                                                $3,282,655
          Diversified Metals & Mining - 0.5 %
13,400    Freeport-McMoRan Copper & Gold, Inc. (Class B)        $ 843,932
          Industrial Gases - 1.0 %
34,100    Airgas, Inc.                                          $1,585,650
          Metal & Glass Containers - 0.5 %
31,700    Crown Holdings, Inc. *                                $ 787,111
          Steel - 1.3 %
122,000   Steel Dynamics, Inc.                                  $2,019,100
          Total Materials                                       $8,518,448
          Capital Goods - 8.5 %
          Aerospace & Defense - 3.3 %
101,000   Be Aerospace, Inc. *                                  $1,730,130
63,400    Hexcel Corp. *                                          689,792
20,700    ITT Corp.                                              1,036,656
18,500    Precision Castparts Corp.                              1,688,680
                                                                $5,145,258
          Construction & Engineering - 1.2 %
14,000    Aecom Technology Corp. *                              $ 383,740
35,900    Jacobs Engr Group *                                    1,578,882
                                                                $1,962,622
          Industrial Conglomerates - 1.1 %
76,000    McDermott International, Inc. *                       $1,805,760
          Industrial Machinery - 2.3 %
5,300     Flowserve Corp.                                       $ 457,125
70,103    Kennametal, Inc.                                       1,545,771
30,000    SPX Corp.                                              1,670,400
                                                                $3,673,296
          Trading Companies & Distributors - 0.6 %
10,000    W.W. Grainger, Inc.                                   $ 874,700
          Total Capital Goods                                   $13,461,636
          Commercial Services & Supplies - 5.3 %
          Diversified Support Services - 0.8 %
33,601    Copart, Inc. *                                        $1,187,459
          Environmental & Facilities Services - 0.9 %
19,900    Stericycle, Inc. *                                    $ 985,448
15,300    Tetra Tech, Inc. *                                      451,962
                                                                $1,437,410
          Research & Consulting Services - 2.6 %
37,000    CoStar Group, Inc. *                                  $1,404,150
41,000    HIS, Inc. *                                            1,984,400
9,600     The Dun & Bradstreet Corp.                              701,184
                                                                $4,089,734
          Security & Alarm Services - 1.0 %
80,000    Corrections Corporation of America *                  $1,587,200
          Total Commercial Services & Supplies                  $8,301,803
          Transportation - 0.9 %
          Airlines - 0.9 %
12,800    Copa Holdings SA *                                    $ 534,656
120,000   Delta Air Lines, Inc. *                                 866,400
                                                                $1,401,056
          Total Transportation                                  $1,401,056
          Consumer Durables & Apparel - 2.9 %
          Apparel, Accessories & Luxury Goods - 1.5 %
30,000    Coach, Inc.                                           $ 848,700
60,200    Fuqi International, Inc. *                             1,560,986
                                                                $2,409,686
          Housewares & Specialties - 1.4 %
93,400    Jarden Corp.                                          $2,274,290
          Total Consumer Durables & Apparel                     $4,683,976
          Consumer Services - 5.0 %
          Casinos & Gaming - 0.8 %
29,000    WMS Industries, Inc. *                                $1,227,570
          Education Services - 0.5 %
14,000    DeVry, Inc.                                           $ 715,400
          Hotels, Resorts & Cruise Lines - 0.5 %
57,000    Wyndham Worldwide Corp.                               $ 863,550
          Restaurants - 3.2 %
40,000    Burger King Holdings, Inc.                            $ 717,200
50,000    Cracker Barrell Old Country                            1,420,500
25,000    Darden Restaurants, Inc.                                823,250
51,200    Starbucks Corp. *                                       972,288
32,000    Yum! Brands, Inc.                                      1,096,000
                                                                $5,029,238
          Total Consumer Services                               $7,835,758
          Media - 2.2 %
          Cable & Satellite - 1.3 %
71,000    Liberty Entertainment *                               $1,980,190
          Publishing - 0.9 %
46,800    John Wiley & Sons, Inc.                               $1,500,876
          Total Media                                           $3,481,066
          Retailing - 6.9 %
          Apparel Retail - 4.2 %
75,000    Guess?, Inc.                                          $2,628,000
22,000    Ross Stores, Inc.                                      1,026,080
21,600    TJX Co., Inc.                                           776,520
80,000    Urban Outfitters, Inc. *                               2,274,400
                                                                $6,705,000
          Automotive Retail - 0.9 %
33,000    Advance Auto Parts, Inc.                              $1,395,900
          Distributors - 1.4 %
126,200   LKQ Corp. *                                           $2,190,832
          Specialty Stores - 0.4 %
30,000    Staples, Inc.                                         $ 648,300
          Total Retailing                                       $10,940,032
          Food, Beverage & Tobacco - 5.2 %
          Agricultural Products - 0.8 %
19,100    Bunge, Ltd.                                           $1,279,891
          Brewers - 0.5 %
18,000    Molson Coors Brewing Co. (Class B)                    $ 852,840
          Distillers & Vintners - 0.7 %
75,000    Constellation Brands, Inc. *                          $1,109,250
          Packaged Foods & Meats - 2.1 %
61,501    American Italian Pasta Co. *                          $1,861,020
27,100    The J.M. Smucker Co.                                   1,416,517
                                                                $3,277,537
          Soft Drinks - 1.1 %
45,800    Fomento Economico Mexicano SA de C.V. (A.D.R.)        $1,666,204
          Total Food Beverage & Tobacco                         $8,185,722
          Household & Personal Products - 1.2 %
          Household Products - 0.6 %
16,000    Church & Dwight Co., Inc.                             $ 914,080
          Personal Products - 0.6 %
38,400    Alberto-Culver Co. (Class B)                          $1,013,376
          Total Household & Personal Products                   $1,927,456
          Health Care Equipment & Services - 7.9 %
          Health Care Distributors - 0.4 %
14,000    Henry Schein, Inc. *                                  $ 741,720
          Health Care Equipment - 2.2 %
100,000   Hologic, Inc. *                                       $1,645,000
5,300     Surgical Intuitive, Inc. *                             1,180,363
24,000    Thoratec Corp. *                                        629,760
                                                                $3,455,123
          Health Care Facilities - 1.2 %
71,300    Psychiatric Solution, Inc. *                          $1,910,127
          Health Care Services - 1.6 %
24,000    Express Scripts, Inc. *                               $1,733,280
14,500    Mednax, Inc. *                                          755,015
                                                                $2,488,295
          Health Care Supplies - 0.7 %
32,000    Inverness Medical Innovations, Inc. *                 $1,139,200
          Health Care Technology - 1.8 %
23,700    AthenaHealth, Inc. *                                  $ 953,451
82,600    MedAssets, Inc. *                                      1,844,458
                                                                $2,797,909
          Total Health Care Equipment & Services                $12,532,374
          Pharmaceuticals & Biotechnology - 3.6 %
          Biotechnology - 2.4 %
13,187    Advanced Magnetics, Inc. *                            $ 541,194
22,000    Alexion Pharmaceuticals, Inc. *                         993,080
12,500    Celgene Corp. *                                         652,125
44,000    Vertex Pharmaceuticals, Inc. *                         1,646,040
                                                                $3,832,439
          Pharmaceuticals - 1.2 %
35,000    Allergan, Inc.                                        $1,957,200
          Total Pharmaceuticals & Biotechnology                 $5,789,639
          Banks - 0.8 %
          Regional Banks - 0.8 %
178,600   KeyCorp                                               $1,189,476
          Total Banks                                           $1,189,476
          Diversified Financials - 4.4 %
          Asset Management & Custody Banks - 3.0 %
98,100    Invesco, Ltd.                                         $2,035,575
25,000    Northern Trust Corp.                                   1,461,500
22,941    State Street Corp.                                     1,203,944
                                                                $4,701,019
          Investment Banking & Brokerage - 0.4 %
18,000    Lazard, Ltd.                                          $ 699,660
          Specialized Finance - 1.0 %
7,900     IntercontinentalExchange, Inc. *                      $ 741,020
35,000    NASDAQ OMX Group, Inc. *                                768,250
                                                                $1,509,270
          Total Diversified Financials                          $6,909,949
          Insurance - 4.1 %
          Life & Health Insurance - 1.7 %
43,100    Lincoln National Corp.                                $1,087,844
70,000    Unum Group                                             1,577,100
                                                                $2,664,944
          Property & Casualty Insurance - 1.3 %
69,200    Axis Capital Holdings, Ltd.                           $2,109,216
          Reinsurance - 1.1 %
30,300    Renaissancere Holdings, Ltd.                          $1,649,835
          Total Insurance                                       $6,423,995
          Real Estate - 0.9 %
          Diversified Real Estate Investment Trusts - 0.3 %
8,300     Vornado Realty Trust                                  $ 477,416
          Real Estate Services - 0.6 %
75,900    CB Richard Ellis Group, Inc. *                        $ 898,656
          Total Real Estate                                     $1,376,072
          Software & Services - 15.5 %
          Application Software - 5.6 %
44,500    Ansys, Inc. *                                         $1,563,730
49,200    Concur Technologies, Inc. *                            1,739,712
43,000    Informatica Corp. *                                     770,990
51,200    Longtop Financial Technologies (A.D.R.) *              1,264,640
213,600   Nuance Communications, Inc. *                          2,633,688
99,300    TIBCO Software, Inc. *                                  880,791
                                                                $8,853,551
          Data Processing & Outsourced Services - 3.5 %
15,600    Alliance Data Systems Corp. *                         $ 866,736
40,000    DST Systems, Inc. *                                    1,832,400
13,800    MasterCard, Inc.                                       2,796,294
                                                                $5,495,430
          Internet Software & Services - 2.9 %
21,186    Akamai Technologies *                                 $ 373,721
3,600     Google, Inc. *                                         1,662,012
33,900    Netease.com * (A.D.R.)                                 1,423,461
73,800    Omniture, Inc. *                                       1,056,078
                                                                $4,515,272
          It Consulting & Other Services - 2.0 %
36,000    Amdocs, Ltd. *                                        $ 875,520
64,100    Cognizant Tech Solutions Corp. *                       2,235,808
                                                                $3,111,328
          Systems Software - 1.5 %
37,800    McAfee, Inc. *                                        $1,503,684
25,600    Sybase, Inc. *                                          892,160
                                                                $2,395,844
          Total Software & Services                             $24,371,425
          Technology Hardware & Equipment - 3.0 %
          Communications Equipment - 1.7 %
53,300    Adtran, Inc.                                          $1,212,042
135,000   Brocade Communications Systems, Inc. *                  976,050
18,732    CommScope, Inc. *                                       505,015
                                                                $2,693,107
          Computer Hardware - 1.3 %
6,400     Apple, Inc. *                                         $1,076,544
35,000    Teradata Corp. *                                        942,550
                                                                $2,019,094
          Total Technology Hardware & Equipment                 $4,712,201
          Semiconductors - 5.9 %
          Semiconductor Equipment - 0.7 %
41,000    Tessera Technologies, Inc. *                          $1,030,330
          Semiconductors - 5.2 %
61,000    Analog Devices, Inc.                                  $1,723,250
33,700    Atheros Communications *                                931,468
151,100   Marvell Technology Group, Ltd. *                       2,304,275
404,000   ON Semiconductor Corp. *                               3,260,280
                                                                $8,219,273
          Total Semiconductors                                  $9,249,603
          Utilities - 2.2 %
          Gas Utilities - 1.3 %
33,800    EQT Corp.                                             $1,340,846
21,000    Questar Corp.                                           708,960
                                                                $2,049,806
          Independent Power Producer & Energy Traders - 0.9 %
100,000   AES Corp. *                                           $1,367,000
          Total Utilities                                       $3,416,806
          TOTAL COMMON STOCKS                                   $155,752,614
          (Cost  $142,091,515)

          EXCHANGE TRADED FUND - 0.7 %
29,300    Market Vectors Gold Miners Exchange Traded Fund       $1,157,643
          TOTAL EXCHANGE TRADED FUND                            $1,157,643
          (Cost  $1,139,149)
          TOTAL INVESTMENT IN SECURITIES - 99.5 %               $156,910,257
          (Cost  $143,230,664)(a)
          OTHER ASSETS AND LIABILITIES - 0.5 %                  $ 779,898
          TOTAL NET ASSETS - 100.0 %                            $157,690,155

*         Non-income producing security.

(A.D.R.)  American Depositary Receipt.

(a) At August 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $143,230,664 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost             $44,883,778

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value             (31,204,185)

          Net unrealized gain                                   $13,679,593

         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
        Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of August 31, 2009, in valuing the Fund's assets:

                           Level 1       Level 2      Level 3       Total
Common Stocks            $155,752,614      $0          $0    $155,752,614
Exchange Traded Fund        1,157,643       0           0       1,157,643
Total                    $156,910,257      $0          $0    $156,910,257


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust I

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date October 29, 2009

* Print the name and title of each signing officer under his or her signature.